Income tax (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Reconciliation of income tax charge

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
		(Adjusted*)	(Adjusted*)
	£000	£000	£000
Analysis of credit in the period
Current tax:
Current tax income	3,523	1,286	3,767
Adjustments in respect of prior years	(114)	506	(5)
Total current tax	3,409	1,792	3,762
Total deferred tax	115	704	—
Total tax	3,524	2,496	3,762

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’

Analysis of income tax charge
The difference between the total tax shown above and the amount calculated by applying the standard rate of U.K. corporation tax to the loss before tax is as follows:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
		(Adjusted*)	(Adjusted*)
	£000	£000	£000
(Loss) / profit before tax	(25,556)	4,994	(23,920)
(Loss) / profit multiplied by the standard rate of corporation tax in the United Kingdom (Current tax) 19% (2019: 19%)	(4,856)	949	(4,585)
Adjustment on adoption of IFRS 15	—	(2,481)	2,504
Adjustment on adoption of IFRS 16	(1)	7	(7)
Change in unrecognized tax losses	2,449	820	751
Non-deductible expenses	343	1,797	402
Tax relief for qualifying research and development expenditure	(1,494)	(2,656)	(3,043)
Prior year adjustments	114	(506)	5
Share options exercised	—	(15)	(40)
Overseas profits taxed at different rates	36	292	251
Release of temporary difference relating to intangible assets	(115)	(703)	—
Total tax	(3,524)	(2,496)	(3,762)

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’